Non-Current Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Defined benefit pension obligations, net (note 9)	$ 3,320	$ 6,061
Other non-current liabilities	10,126	11,050
Non-current other liabilities	$ 13,446	$ 17,111